Statutory Requirements - Schedule of Surplus Notes (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Principal Amount		$ 6,050
Maison [Member]
Principal Amount	$ 9,000	6,050
Maison [Member] | Surplus Note One [Member]
Principal Amount	$ 650	$ 650
Date of Issuance	Oct. 22, 2013	Oct. 22, 2013
Maturity Date	Oct. 22, 2017	Oct. 22, 2017
Maison [Member] | Surplus Note Two [Member]
Principal Amount	$ 850	$ 850
Date of Issuance	Dec. 21, 2015	Dec. 21, 2015
Maturity Date	Dec. 21, 2017	Dec. 21, 2017
Maison [Member] | Surplus Note Three [Member]
Principal Amount	$ 550	$ 550
Date of Issuance	Mar. 31, 2016	Mar. 31, 2016
Maturity Date	Mar. 31, 2018	Mar. 31, 2018
Maison [Member] | Surplus Note Four [Member]
Principal Amount	$ 3,450	$ 3,450
Date of Issuance	Sep. 29, 2016	Sep. 29, 2016
Maturity Date	Sep. 29, 2018	Sep. 29, 2018
Maison [Member] | Surplus Note Five [Member]
Principal Amount	$ 550	$ 550
Date of Issuance	Nov. 14, 2016	Nov. 14, 2016
Maturity Date	Nov. 14, 2018	Nov. 14, 2018
Maison [Member] | Surplus Note Six [Member]
Principal Amount	$ 2,950
Date of Issuance	Sep. 28, 2017
Maturity Date	Sep. 28, 2019